Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2022, are as follows:
For the year ending December 31,

2022	$6,249
2023	$8,612

2022	26,460
2023	8,911
Total lease payment	35,371
Less: Imputed Interest	(1,187)
Present value of lease liabilities	34,184
Current portion	(25,374)
Non-current portion	8,810